NOTES PAYABLE (Details)	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2017 MXN	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN	Dec. 31, 2016 USD ($)
Notes payable
Outstanding at December 31	CAD 1,763,000,000	CAD 774,000,000
Operated affiliates
Notes payable
Unused Capacity	400,000,000	500,000,000
Revolving credit facility
Notes payable
Cost to maintain	7,000,000	10,000,000	CAD 11,000,000
Revolving and demand credit facilities
Notes payable
Total Facilities	11,000,000,000	11,100,000,000
Mexican subsidiary | Revolving credit facility
Notes payable
Total Facilities | MXN				MXN 5,000,000.0		MXN 0
Unused Capacity | MXN				4,700,000
Mexican subsidiary | Notes payable
Notes payable
Outstanding at December 31	CAD 17,000,000	CAD 0		MXN 275,000,000
Weighted Average Interest Rate per Annum at December 31	8.00%	0.00%		8.00%	8.00%	0.00%	0.00%
TCPL | Revolving credit facility | Maturing December 2022
Notes payable
Total Facilities	CAD 3,000,000,000	CAD 3,000,000,000
Unused Capacity	3,000,000,000
TCPL | Revolving credit facility | Maturing December 2018
Notes payable
Total Facilities | $					$ 2,000,000,000		$ 2,000,000,000
Unused Capacity | $					$ 2,000,000,000
TCPL | Notes payable
Notes payable
Outstanding at December 31	CAD 884,000,000	CAD 509,000,000
Weighted Average Interest Rate per Annum at December 31	1.60%	0.90%		1.60%	1.60%	0.90%	0.90%
TCPL USA | Revolving credit facility | Maturing December 2018
Notes payable
Total Facilities	CAD 1,000,000,000						$ 1,000,000,000
Unused Capacity | $					$ 600,000,000
Columbia | Revolving credit facility | Maturing December 2018
Notes payable
Total Facilities | $					1,000,000,000		1,000,000,000
Unused Capacity | $					1,000,000,000
TAIL | Revolving credit facility | Maturing December 2018
Notes payable
Total Facilities | $					500,000,000.0		500,000,000.0
Unused Capacity | $					500,000,000
TAIL | Notes payable
Notes payable
Outstanding at December 31	CAD 862,000,000	CAD 265,000,000			$ 688,000,000		$ 197,000,000
Weighted Average Interest Rate per Annum at December 31	2.20%	0.50%		2.20%	2.20%	0.50%	0.50%
TCPL/TCPL USA | Revolving credit facility
Notes payable
Total Facilities	CAD 1,900,000,000.0	CAD 1,900,000,000.0
Unused Capacity	CAD 500,000,000